Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
15. Related Party Transactions
In March 2021, Andy Armanino, the former chief executive of officer of Armanino LLP and close relative to the current chief executive officer of Armanino LLP joined the Company’s board of directors. The Company used Armanino LLP for tax, valuation, and outsourced accounting services. During the twelve months ended December 31, 2022 and 2021 the
Company
incurred
zero
and $
36
 thousand in fees related to
these
services, respectively.